UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     American National Trust and Investment Management Company
Address:  320 South High Street
          Muncie, IN 47305


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roxann E. Wilson
Title: Operations Balancing Specialist
Phone: (765) 747-7627

Signature, Place, and Date of Signing:

/s/ Roxann E. Wilson              Muncie, IN                 5/14/1999
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

                             FORM 13F SUMMARY PAGE


Report Summary


Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  $
                                          (thousands)


List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name

                           FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
AFLAC Inc.                        Common         001055102    2,438,885  47,588       Defined              45,088              2,500
ANB Corporation                   Common         001926104   11,492,615 553,861       Defined             448,803            105,058
AT&T Corp.                        Common         001957109      830,756  10,336       Defined              10,186                150
Abbott Laboratories, Inc.         Common         002824100   16,499,400 344,635       Defined             306,410             38,225
Abercrombie & Fitch Co CL A       Common         002896207      227,358   2,430       Defined               1,430              1,000
Albertson's Inc.                  Common         013104104    4,974,147  90,955       Defined              87,655              3,300
Allstate Corporation              Common         020002101      207,555   5,480       Defined               3,480              2,000
Alltel Corp.                      Common         020039103      484,028   7,600       Defined               7,500                100
Alltrista Corp.                   Common         020040101    1,501,256  73,232       Defined              18,803             54,429
America On Line                   Common         02364J104      206,924   1,432       Defined               1,406                 26
American General Corp             Common         026351106    1,902,810  26,520       Defined              22,240              4,280
American Home Products Co         Common         026609107    2,875,369  43,690       Defined              19,290             24,400
American Intl Group Inc.          Common         026874107   22,255,957 186,339       Defined             160,959             25,380
Ameritech Corp. New               Common         030954101   15,720,989 276,413       Defined             241,878             34,535
Anheuser-Busch Cos Inc.           Common         035229103    2,734,998  36,835       Defined              36,035                800
Automatic Data Processing         Common         053015103    4,754,551 116,496       Defined              91,696             24,800
Avery Dennison Corp.              Common         053611109    6,116,707 103,673       Defined             102,723                950
BP Amoco PLC SPONS ADR            Common         055622104   17,827,484 172,558       Defined             152,770             19,788
BMC Software, Inc.                Common         055921100    1,084,249  30,170       Defined              29,620                550
Ball Corp.                        Common         058498106   42,562,005 916,534       Defined             354,522            562,012
Baltimore Gas & Electric          Common         059165100      629,070  25,325        Sole                25,325
Banc One Corp                     Common         06423A103    1,584,473  28,581  Call Defined              27,681                900
Barrick Gold Corp.                Common         067901108      184,800  11,200       Defined              10,950                250
Bellsouth Corp.                   Common         079860102    9,251,567 228,784       Defined             201,584             27,200
Berkshire Hathaway Inc. Del. Cl. ACommon         084670108      216,900       3        Sole                     3                  0
Bestfoods                         Common         08658U101    1,760,400  36,675       Defined              36,050                625
Biomet, Inc.                      Common         090613100      306,641   7,400       Defined               3,400              4,000
Bristol Myers Squibb Co.          Common         110122108    1,002,330  15,480        Sole                15,480                  0
Cardinal Health Inc.              Common         14149Y108    1,000,431  14,904       Defined              14,794                110
Carnival Corp. Com Stock          Common         143658102    7,648,884 157,100       Defined             150,100              7,000
Central Newspapers                Common         154647101    1,842,266  58,600        Sole                58,600                  0
Chevron Corporation               Common         166751107      226,950   2,550        Sole                 2,550                  0
Cinergy Corporation               Common         172474108    1,262,988  45,615       Defined              45,315                300
Cisco Systems                     Common         17275R102   11,200,483 101,880       Defined              99,930              1,950
Citigroup, Inc.                   Common         172967101    2,906,786  45,330       Defined              44,930                400
Coca Cola Company                 Common         191216100    6,351,185 100,414       Defined              99,074              1,340
Colgate-Palmolive                 Common         194162103    2,714,305  29,030       Defined              28,655                375
Compaq Computer Corp              Common         204493100      398,710  12,339       Defined              12,039                300
Conagra Inc.                      Common         205887102      438,481  16,905        Sole                16,905                  0
Cooper Tire and Rubber            Common         216831107      196,992  10,200       Defined               7,600              2,600
Costo Companies Inc.              Common         22160Q102      506,700   5,630        Sole                 5,630                  0
Dayton-Hudson Corp.               Common         239753106    8,059,562 117,230       Defined             114,980              2,250
Dell Computer                     Common         247025109    5,761,140 144,480       Defined             143,000              1,480
The Walt Disney Company           Common         254687106      462,860  14,106        Sole                14,106                  0
Dover Corp.                       Common         260003108    1,785,074  54,195       Defined              41,495             12,700
Dow Chemical Co.                  Common         260543103      233,239   2,460        Sole                 2,460
Du Pont (E I) De Nemours          Common         263534109      365,400   6,300        Sole                 6,300
EMC Corporation                   Common         268648102   10,843,207  83,570       Defined              78,945              4,625
Emerson Electric Co.              Common         291011104      254,857   4,820        Sole                 4,820
Equifax Inc.                      Common         294429105    4,177,734 120,005       Defined             119,205                800
Exxon Corp.                       Common         302290101   10,734,888 150,532       Defined             144,132              6,400
FPL Group Inc.                    Common         302571104    2,084,154  38,685       Defined              38,435                250
Federal Home Loan Mtg Cor         Common         313400301      404,815   7,025        Sole                 7,025                  0
Federal National Mortgage         Common         313586109    5,673,646  80,835       Defined              77,535              3,300
First Merchants Corp.             Common         320817109    1,915,126  76,990       Defined              33,466             43,524
First Union Corp.                 Common         337358105      827,373  15,393       Defined              15,058                335
Firstar Corp. New Wis             Common         33763V109    2,016,121  21,959       Defined              21,731                228
Firsev., Inc.                     Common         337738108      490,325   8,915       Defined               6,915              2,000
GTE Corp.                         Common         362320103    4,497,312  74,412        Sole                74,412                  0
The Gap, Inc.                     Common         364760108    2,940,849  42,621       Defined              40,321              2,300
General Electric Company          Common         369604103   21,420,236 189,036       Defined             160,511             28,525
General Motors Corp.              Common         370442105      460,466   5,270        Sole                 5,270
Gillette Company                  Common         375766102    1,666,213  27,655       Defined              26,805                850
Guidant Corp                      Common         401698105    4,118,970  66,435       Defined              63,785              2,650
Hewlett-Packard Co.               Common         428236103    6,024,390  87,310       Defined              77,410              9,900
Hillenbrand Industries IN         Common         431573104    1,071,652  23,650       Defined              22,200              1,450
Home Depot Inc.                   Common         437076102   15,180,056 239,056       Defined             228,181             10,875
Illinois Tool Works Inc.          Common         452308109    9,975,300 162,200       Defined             148,650             13,550
Indiana Energy Inc.               Common         454707100    1,654,120  87,344        Sole                87,344
Intel Corp.                       Common         458140100   16,137,488 132,750       Defined             109,475             23,275
International Business Ma         Common         459200101    1,827,413  10,234       Defined               8,064              2,170
Interpublic Group Cos Inc.        Common         460690100   15,752,786 200,193       Defined             196,593              3,600
Jefferson-Pilot                   Common         475070108    6,175,275  90,150       Defined              82,850              7,300
Johnson and Johnson               Common         478160104    6,357,133  68,310       Defined              47,410             20,900
Johnson Controls                  Common         478366107      320,044   5,075       Defined               4,875                200
Kellogg Co.                       Common         487836108      578,558  16,800       Defined              13,800              3,000
Keycorp New                       Common         493267108      415,484  13,792        Sole                13,792
Lancaster Colony Corp.            Common         513847103      214,331   8,050       Defined               8,050                  0
Lilly (Eli) and Co.               Common         532457108   13,725,802 156,085       Defined             138,445             17,640
Lilly Industries                  Common         532491107      374,325  24,150        Sole                24,150
Lincoln National Corp. of Indiana Common         534187109    3,564,396  36,004       Defined              20,416             15,588
Linear Technology                 Common         535678106    3,464,405  67,270       Defined              67,170                100
Loews Corp.                       Common         540424108      212,120   2,700        Sole                 2,700
Lucent Technologies               Common         549463107   16,926,928 158,011       Defined             149,736              8,275
MBNA Corp                         Common         55262L100    1,771,019  77,847       Defined              72,097              5,750
MCN Energy Group, Inc.            Common         55267J100      504,855  31,187       Defined              30,687                500
MCI Worldcom Inc.                 Common         552688106      258,871   2,810        Sole                 2,810
Marsh Supermarkets Inc. Cl. B     Common         571783208    3,018,304 254,173        Sole               254,173
Marsh Supermarkets Inc. Cl. A     Common         571783307    3,390,881 248,872        Sole               248,872
Marshall & Ilsley                 Common         571834100      803,781  14,450        Sole                14,450
May Department Stores Co.         Common         577778103      684,069  17,739       Defined              13,764              3,975
McDonald's Corp.                  Common         580135101    4,421,070  98,246       Defined              77,646             20,600
McGraw Hill Companies, Inc.       Common         580645109      246,581   4,540        Sole                 4,540
Medtronic Inc.                    Common         585055106      296,097   4,134       Defined               2,483              1,651
Mellon Bank Corp.                 Common         585509102      408,886   5,764       Defined               4,300              1,464
Merck and Co. Inc.                Common         589331107   14,287,894 173,713       Defined             145,963             27,750
Merrill Lynch & Co. Inc.          Common         590188108    3,214,205  35,080       Defined                   0             35,080
Microsoft Corp.                   Common         594918104    8,090,814  86,998       Defined              63,948             23,050
Minnesota Mining and ManufacturingCommon         604059105      493,998   7,032       Defined               1,032              6,000
Mobil Corp.                       Common         607059102    3,465,163  39,321       Defined              39,296                 25
Monsanto Company                  Common         611662107      936,680  20,225       Defined              11,525              8,700
Morgan (J P) & Co.                Common         616880100      805,939   6,425       Defined                 425              6,000
Morgan Stanley, Dean Witter & Co. Common         617446448      493,487   4,850        Sole                 4,850
National City Corporation         Common         635405103   11,650,094 173,882       Defined              20,414            153,468
National Fuel and Gas Co.         Common         636180101      850,482  21,130       Defined              20,880                250
Norfolk Southern Corp.            Common         655844108      691,039  25,015       Defined              24,965                 50
Norther Telecom LTD               Common         665815106    2,278,546  36,825       Defined              36,600                225
Northern Trust Corp               Common         665859104      799,903   8,925        Sole                 8,925
Paychex Inc.                      Common         704326107    6,863,048 144,106       Defined             127,331             16,775
Pepsico Inc.                      Common         713448108    2,157,277  54,101       Defined              27,901             26,200
Pfizer Inc.                       Common         717081103    4,814,912  33,863       Defined              32,263              1,600
Philip Morris Cos Inc.            Common         718154107      233,672   6,190        Sole                 6,190
Pitney Bowes                      Common         724479100    7,848,773 122,756       Defined             117,706              5,050
T Rowe Price                      Common         741477103    4,903,871 144,495       Defined             127,995             16,500
Procter and Gamble Co.            Common         742718109    6,168,675  61,571       Defined              58,371              3,200
Robert Half International Inc.    Common         770323103    1,025,571  31,495       Defined              30,870                625
Royal Dutch Petroleum New         Common         780257804    1,008,686  19,305       Defined              10,905              8,400
SBC Communications                Common         78387G103    3,862,290  83,060       Defined              75,972              7,088
Standard & Poors Depository       Common         78462F103    2,262,332  17,340        Sole                17,340
Sara Lee Corp.                    Common         803111103    1,963,771  77,390       Defined              72,590              4,800
Schering-Plough Corp.             Common         806605101    8,072,750 143,355       Defined             135,980              7,375
Service Corp. Int'l               Common         817565104      686,927  46,180       Defined              45,880                300
Shared Medical Systems Corp       Common         819486101      433,663   7,650       Defined               7,650                  0
Sherwin-Williams Co.              Common         824348106      200,681   6,950       Defined               6,550                400
Sigma-Aldrich Corp.               Common         826552101      499,181  16,850       Defined              16,850                  0
Smithkline Beecham PLC            Common         832378301      426,378   6,000        Sole                 6,000
Staples, Inc.                     Common         855030102      598,554  18,889       Defined              12,627              6,262
State Street Corp.                Common         857477103    6,454,254  78,650        Sole                78,650
Steris Corp                       Common         859152100    4,263,108 155,730       Defined             150,830              4,900
Summit Bancorp                    Common         866005101      310,833   8,153        Sole                 8,153
Sun Microsystems                  Common         866810104    3,853,702  30,600       Defined              30,275                325
Sungard                           Common         867363103    1,029,200  25,730       Defined              24,580              1,150
Synovous Financial Corp.          Common         87161C105    4,451,788 215,187       Defined             214,250                937
Sysco Corp.                       Common         871829107    5,482,151 202,570       Defined             196,020              6,550
Tellabs, Inc. Delaware            Common         879664100    3,717,525  38,325       Defined              37,875                450
Time Warner Inc.                  Common         887315109      518,849   7,340        Sole                 7,340
Tyco Intl LTD New                 Common         902124106    8,275,367 113,070       Defined             102,120             10,950
United Technologies Corp.         Common         913017109    1,751,190  12,912       Defined              12,812                100
Vitesse Semiconductor             Common         928497106      313,895   6,208       Defined               2,708              3,500
Wachovia Corp.                    Common         929771103    2,551,202  31,990        Sole                31,990
Wal-Mart Stores Inc.              Common         931142103    1,755,600  18,480        Sole                18,480
Walgreen Company                  Common         931422109    9,385,172 325,727       Defined             324,127              1,600
Warner-Lambert Co.                Common         934488107    2,603,285  38,855       Defined              38,555                300
Werner Enterprise                 Common         950755108    1,782,735 110,984       Defined             109,209              1,775
Willamette Ind., Inc.             Common         969133107      276,406   7,250       Defined               7,200                 50
Xerox Corp                        Common         984121103      201,853   3,910        Sole                 3,910
York Group, Inc.                  Common         986632107       93,000  12,000        Sole                12,000
Zions Bancorporation              Common         989701107      244,491   3,680        Sole                 3,680

GRAND TOTAL                                                  596,684,234 10,827,185                     9,193,812       0  1,633,373
                                                             =========== ==========                     =========       =  =========